April 20, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account
Soloist	002-58043
Nationwide Destination Income Annuity	333-176908
Nationwide Variable Account - II
BOA IV	002-75059
BOA America's VISION Annuity	033-67636
BOA America's FUTURE Annuity II	333-103093
Nationwide Destination All American Gold	333-103094
Compass All American Gold
Key All American Gold
M&T All American Gold (Variable Annuity Portfolio II)
Wells Fargo Gold Variable Annuity
BOA Achiever Annuity	333-103095
America's Horizon Annuity
BOA Future Venue Annuity	333-104513
Nationwide Heritage Annuity
BOA Elite Venue Annuity	333-104512
Destination Future	333-235382
Destination Future NY	333-235383
Nationwide Destination B	333-160635
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination C	333-104511
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination EV NY (2.0)	333-177319
Nationwide Destination L	333-151990
Nationwide Destination L (2.0)	333-177581
Nationwide Destination L NY (2.0)	333-177582
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination Architect 2.0	333-182494
Nationwide Variable Account - 4
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

America's marketFLEX® II Annuity	333-135650
America's marketFLEX® Edge Annuity
America's marketFLEX® Advisor Annuity	333-140812
JP Morgan Multi-Asset Choice	333-240010
JP Morgan Multi-Asset Choice New York	333-240009
Nationwide Destination Freedom+	333-201820
Nationwide Variable Account - 7
Best of America All American Annuity	033-89560
Sun Trust All American
M&T All American (M&T Variable Annuity Portfolio)
Compass All American
Nationwide Variable Account - 9
BOA America's Future Annuity	333-28995
Key Future
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus Annuity
America's Future Horizon Annuity
The BB&T Future Annuity
BOA V	333-56073
NEA Valuebuilder Select
Nationwide Variable Account - 12
Waddell & Reed Advisors Select Preferred	333-108894
Nationwide Variable Account - 15
Nationwide Advisory Retirement Income Annuity	333-227783
Nationwide Advisory Retirement Income Annuity NY	333-227780
Multi-Flex Variable Account
NEA Valuebuilder	002-75174
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY
/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
AVP, Associate General Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies